Stock Based Compensation (Details) $ in Millions				12 Months Ended
	May 10, 2019 shares	Sep. 14, 2018 shares	Dec. 14, 2017 shares	Dec. 31, 2019 USD ($) director shares	Dec. 31, 2018 director shares	Dec. 31, 2017 director shares
Stock Based Compensation
Shares issued and outstanding				24,789,312	15,237,456
Newly issued shares to the employees of the Manager of the company						0
Number of directors who elected to receive their compensation in shares | director				0	0	0
Restricted stock
Stock Based Compensation
Shares issued and outstanding				216,276	298,774
Restricted stock | Vesting on December 31, 2019
Stock Based Compensation
Vesting period		15 months 15 days
Restricted stock | Vesting on December 31, 2021
Stock Based Compensation
Vesting period		39 months 15 days
Common Stock
Stock Based Compensation
Contractual obligation for any stock to be granted | $				$ 0.0
Shares granted						0
Number of cancelled shares			25,000
Manager's employees | Restricted stock
Stock Based Compensation
Shares granted	137,944
Number of cancelled shares	4,168
Manager's employees | Restricted stock | Vesting on December 31, 2019
Stock Based Compensation
Shares vested	66,888	149,386
Manager's employees | Restricted stock | Vesting on December 31, 2021
Stock Based Compensation
Shares vested	66,888	149,388
Executive officers | Restricted stock
Stock Based Compensation
Shares granted	35,714	298,774
Shares granted before reverse stock split		4,182,832